Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017
Statement of comprehensive income [abstract]
Net income		$ 8,798	[1]	$ 8,724	[1]	$ 8,243
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)		(626)		(406)		(1,564)
Net gains (losses) on hedges of net investments in foreign operations		(232)		(281)		404
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)		21		(7)		(8)
Net gains (losses) on hedges of net investments in foreign operations		(60)		(74)		107
Other comprehensive income on foreign currency translation and hedges of net investments net of tax		(819)		(606)		(1,259)
Net change in unrealized gains (losses) on available-for-sale securities (debt and equity)
Net unrealized gains (losses) on available-for-sale securities						(217)
Reclassification of net (gains) losses to net income	[2]					143
Income tax expense (benefit):
Net unrealized gains (losses) on available-for-sale securities						(61)
Reclassification of net (gains) losses to net income						42
Other comprehensive income net of tax available for sale financial assets net of tax						(55)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value		1,265		(605)
Reclassification of net (gains) losses to net income		(1,150)		281
Income tax expense (benefit):
Net gains (losses) in fair value		308		(145)
Reclassification of net (gains) losses to net income		(298)		73
Other comprehensive income net of tax available for sale financial assets net of tax		105		(252)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges		361		(1,181)		1,722
Reclassification of net (gains) losses to net income		596		695		(1,761)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges		86		(307)		454
Reclassification of net (gains) losses to net income		163		182		(465)
Other comprehensive income net of tax cash flow hedges		708		(361)		(28)
Other comprehensive income (loss) from investments in associates		103		66		56
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans		(1,096)		444		805
Income tax expense (benefit)		(281)		126		213
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans		(815)		318		592
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value		121		75
Income tax expense (benefit)		26		15
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income		95		60
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option		11		(30)		(28)
Income tax expense (benefit)		3		(8)		(7)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option		8		(22)		(21)
Other comprehensive income (loss) from investments in associates		(10)		(7)		6
Other comprehensive income (loss)		(625)		(804)		(709)
Comprehensive income		8,173		7,920		7,534
Comprehensive income attributable to non-controlling interests		205		65		192
Comprehensive income attributable to equity holders of the Bank		7,968		7,855		7,342
Preferred shareholders and other equity instrument holders		182		187		129
Common shareholders		$ 7,786		$ 7,668		$ 7,213

[1]	The amounts for years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.
[2]	Includes amounts related to qualifying hedges.